Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

8.   Goodwill and Other Intangible Assets

As of each balance sheet date, other intangible assets consisted of the following:

		As of December 31,
		2020			2019
	Weighted-
	average	Gross			Gross
	amortization	Carrying	Accumulated	Net Carrying	Carrying	Accumulated	Net Carrying
(in thousands)	period	Amount	Amortization	Value	Amount	Amortization	Value
Client relationships	15 years	$4,138,460	$(1,252,892)	$2,885,568	$4,114,000	$(978,218)	$3,135,782
Provider network	15 years	896,800	(273,026)	623,774	896,800	(213,239)	683,561
Technology	5 years	6,350	(211)	6,139	—	—	—
Trade names	10 years	1,430	(24)	1,406	—	—	—
Trade names	Indefinite	67,300	—	67,300	67,300	—	67,300
Total		$5,110,340	$(1,526,153)	$3,584,187	$5,078,100	$(1,191,457)	$3,886,643

Amortization expense was $334.7 million, $334.1 million and $334.1 million for the year ended December 31, 2020, 2019 and 2018, respectively. The estimated aggregate amortization expense for each of the five succeeding years is $337.9 million per year.

The goodwill arose from the acquisition of the Company in 2016 by Holdings and the HST acquisition in 2020. The carrying value of goodwill was $4,257.3 million and $4,142.0 million as of December 31, 2020 and 2019, respectively, and no impairment has been recognized to date.

Goodwill for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	2020	2019
Beginning balance, January 1	$4,142,013	$4,142,013
Acquisitions	115,323	—
Ending balance, December 31	$4,257,336	$4,142,013